Supplementary Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Supplemental Information [Abstract]
Supplementary Information
As a result of various legal reorganization transactions undertaken in July 2019 as discussed in Note 1 to the consolidated financial statements, The We Company became the holding company of our business, and the then-stockholders of WeWork Companies Inc. (our predecessor for financial reporting purposes) became the stockholders of The We Company. Effective on October 14, 2020, The We Company changed its legal name to WeWork Inc.
Effective October 20, 2021, in connection with the BowX Merger Agreement and Business Combination as defined and discussed above, (i) WeWork Inc. changed its legal name to New WeWork Inc.; (ii) New WeWork Inc. merged with and into BowX Merger Subsidiary Corp., a Delaware corporation and a direct wholly owned subsidiary of BowX Acquisition Corp., with New WeWork Inc. surviving the merger; (iii) New WeWork Inc. then merged with and into BowX Merger Subsidiary II, LLC, a Delaware limited liability company and wholly owned subsidiary of BowX Acquisition Corp., with BowX Merger Subsidiary II, LLC surviving the second merger; and (iv) BowX Merger Subsidiary II, LLC changed its legal name to WW Holdco LLC (“Legacy WeWork” or the “Company”).
The Company

holds an indirect general partner interest and indirect limited partner interests in The We Company Management Holdings L.P. (the “WeWork Partnership”). The WeWork Partnership owns 100% of the equity in WeWork Companies LLC.
The Company
,
through the WeWork Partnership and WeWork Companies LLC, holds all the assets held by WeWork Companies Inc. prior to the legal entity reorganization and is subject to all the liabilities to which WeWork Companies Inc. was subject prior to the legal entity reorganization.
The following consolidating financial statements present the results of operations, financial position and cash flows of (i) WeWork Companies LLC and its consolidated subsidiaries, (ii) Legacy WeWork as a standalone legal entity, (iii) “Other Subsidiaries”, other than WeWork Companies LLC and its consolidated subsidiaries, which are direct or indirect owners of WeWork Companies LLC, including but not limited to the WeWork Partnership, presented on a combined basis and (iv) the eliminations necessary to arrive at the information for Legacy WeWork on a consolidated basis.
The legal entity reorganization was accounted for as a transfer among entities under common control and the assets and liabilities transferred are recorded based on historical cost and the consolidating financial statements including periods prior to the reorganization are presented as if the transfer occurred at the beginning of the periods presented. Investments in consolidated subsidiaries are presented under the equity method of accounting.
Legacy WeWork and the Other Subsidiaries are holding companies that conduct substantially all of their business operations through WeWork Companies LLC. As of September 30, 2021, based on the covenants and other restrictions of the credit agreement and the Senior Notes, WeWork Companies LLC is restricted in its ability to transfer funds by loans, advances or dividends to Legacy WeWork and as a result, all of the net assets of WeWork Companies LLC are considered restricted net assets of Legacy WeWork.

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Assets
Current assets:
Cash and cash equivalents	$476,851	$393	$—	$—	$477,244
Accounts receivable and accrued revenue, net	133,695	—	—	—	133,695
Other current assets	401,827	—	323	—	402,150

Total current assets	1,012,373	393	323	—	1,013,089
Investments in and advances to/(from) consolidated subsidiaries	(15,745)	(2,229,976)	(2,244,819)	4,490,540	—
Property and equipment, net	5,707,310	—	—	—	5,707,310
Lease right-of-use assets, net	13,412,306	—	—	—	13,412,306
Restricted cash	11,275	—	—	—	11,275
Equity method and other investments	197,942	—	—	—	197,942
Goodwill	676,932	—	—	—	676,932
Intangible assets, net	58,257	—	—	—	58,257
Other assets	879,996	—	(1,230)	—	878,766

Total assets	$21,940,646	$(2,229,583)	$(2,245,726)	$4,490,540	$21,955,877

Liabilities
Current liabilities:
Accounts payable and accrued expenses	$588,178	$14,604	$(5)	$—	$602,777
Members’ service retainers	385,946	—	—	—	385,946
Deferred revenue	134,691	—	—	—	134,691
Current lease obligations	853,011	—	—	—	853,011
Other current liabilities	434,207	2,839	—	—	437,046

Total current liabilities	2,396,033	17,443	(5)	—	2,413,471
Long-term lease obligations	18,401,347	—	—	—	18,401,347
Unsecured related party debt	2,200,000	—	—	—	2,200,000
Convertible related party liabilities, net	—	50,482	—	—	50,482
Long-term debt, net	659,379	—	—	—	659,379
Other liabilities	246,278	—	—	—	246,278

Total liabilities	23,903,037	67,925	(5)	—	23,970,957
Convertible preferred stock	—	8,379,182	—	—	8,379,182
Redeemable noncontrolling interests	276,162	—	—	—	276,162
Equity
Total Legacy WeWork shareholders’ equity (deficit)	(2,244,819)	(10,676,690)	(2,245,721)	4,490,540	(10,676,690)
Noncontrolling interests	6,266	—	—	—	6,266

Total equity (deficit)	(2,238,553)	(10,676,690)	(2,245,721)	4,490,540	(10,670,424)

Total liabilities and equity	$21,940,646	$(2,229,583)	$(2,245,726)	$4,490,540	$21,955,877

CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2020

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Assets
Current assets:
Cash and cash equivalents	$800,531	$4	$—	$—	$800,535
Accounts receivable and accrued revenue, net	176,521	—	—	—	176,521
Other current assets	349,672	—	2,500	—	352,172

Total current assets	1,326,724	4	2,500	—	1,329,228
Investments in and advances to/(from) consolidated subsidiaries	(28,632)	436,385	405,255	(813,008)	—
Property and equipment, net	6,859,163	—	—	—	6,859,163
Lease right-of-use assets, net	15,107,880	—	—	—	15,107,880
Restricted cash	53,618	—	—	—	53,618
Equity method and other investments	214,940	—	—	—	214,940
Goodwill	679,351	—	—	—	679,351
Intangible assets, net	49,896	—	—	—	49,896
Other assets	1,062,258	—	—	—	1,062,258

Total assets	$25,325,198	$436,389	$407,755	$(813,008)	$25,356,334

Liabilities
Current liabilities:
Accounts payable and accrued expenses	$698,241	$25,168	$2	$—	$723,411
Members’ service retainers	358,566	—	—	—	358,566
Deferred revenue	176,004	—	—	—	176,004
Current lease obligations	847,531	—	—	—	847,531
Other current liabilities	83,755	—	—	—	83,755

Total current liabilities	2,164,097	25,168	2	—	2,189,267
Long-term lease obligations	20,263,606	—	—	—	20,263,606
Unsecured related party debt	1,200,000	—	—	—	1,200,000
Convertible related party liabilities, net	—	418,908	—	—	418,908
Long-term debt, net	688,356	—	—	—	688,356
Other liabilities	221,780	—	—	—	221,780

Total liabilities	24,537,839	444,076	2	—	24,981,917
Convertible preferred stock	—	7,666,098	—	—	7,666,098
Redeemable noncontrolling interests	380,242	—	—	—	380,242
Equity
Total Legacy WeWork shareholders’ equity (deficit)	405,255	(7,673,785)	407,753	(813,008)	(7,673,785)
Noncontrolling interests	1,862	—	—	—	1,862

Total equity (deficit)	407,117	(7,673,785)	407,753	(813,008)	(7,671,923)

Total liabilities and equity	$25,325,198	$436,389	$407,755	$(813,008)	$25,356,334

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED
SEPTEMBER 30, 2021
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Revenue	$661,031	$—	$—	$—	$661,031

Expenses:
Location operating expenses	752,493	—	—	—	752,493
Pre-opening location expenses	40,367	—	—	—	40,367
Selling, general and administrative expenses	233,863	65	—	—	233,928
Restructuring and other related costs	15,934	—	—	—	15,934
Impairment/(gain on sale) of goodwill, intangibles and other assets	87,541	—	—	—	87,541
Depreciation and amortization	170,816	—	—	—	170,816

Total expenses	1,301,014	65	—	—	1,301,079

Loss from operations	(639,983)	(65)	—	—	(640,048)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	—	(809,798)	(809,798)	1,619,596	—
Income (loss) from equity method and other investments	5,096	—	—	—	5,096
Interest expense	(121,306)	—	—	—	(121,306)
Interest income	5,142	—	—	—	5,142
Foreign currency gain (loss)	(102,860)	1	—	—	(102,859)
Gain from change in fair value of related party financial instruments	—	7,462	—	—	7,462

Total interest and other income (expense), net	(213,928)	(802,335)	(809,798)	1,619,596	(206,465)

Pre-tax loss	(853,911)	(802,400)	(809,798)	1,619,596	(846,513)
Income tax benefit (provision)	2,251	—	—	—	2,251

Net loss	(851,660)	(802,400)	(809,798)	1,619,596	(844,262)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	42,130	—	—	—	42,130
Noncontrolling interest — equity	(268)	—	—	—	(268)

Net loss attributable to Legacy WeWork	$(809,798)	$(802,400)	$(809,798)	$1,619,596	$(802,400)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED
SEPTEMBER 30, 2020
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Revenue	$810,752	$—	$—	$—	$810,752

Expenses:
Location operating expenses	924,363	—	—	—	924,363
Pre-opening location expenses	60,741	—	—	—	60,741
Selling, general and administrative expenses	385,741	(122)	1,629	—	387,248
Restructuring and other related costs	18,964	—	—	—	18,964
Impairment/(gain on sale) of goodwill, intangibles and other assets	260,451	—	(6,826)	—	253,625
Depreciation and amortization	197,964	—	—	—	197,964

Total expenses	1,848,224	(122)	(5,197)	—	1,842,905

Loss from operations	(1,037,472)	122	5,197	—	(1,032,153)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	—	(954,930)	(960,127)	1,915,057	—
Income (loss) from equity method and other investments	2,526	—	—	—	2,526
Interest expense	(92,956)	—	—	—	(92,956)
Interest income	4,151	—	—	—	4,151
Foreign currency gain (loss)	112,054	(5)	—	—	112,049
Gain from change in fair value of related party financial instruments	—	13,550	—	—	13,550
Loss on extinguishment of debt	(1,041)	—	—	—	(1,041)

Total interest and other income (expense), net	24,734	(941,385)	(960,127)	1,915,057	38,279

Pre-tax loss	(1,012,738)	(941,263)	(954,930)	1,915,057	(993,874)
Income tax benefit (provision)	(5,586)	—	—	—	(5,586)

Net loss	(1,018,324)	(941,263)	(954,930)	1,915,057	(999,460)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	39,461	—	—	—	39,461
Noncontrolling interest — equity	18,736	—	—	—	18,736

Net loss attributable to Legacy WeWork	$(960,127)	$(941,263)	$(954,930)	$1,915,057	$(941,263)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 2021
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Revenue	$1,852,362	$—	$—	$—	$1,852,362

Expenses:
Location operating expenses	2,351,305	—	—	—	2,351,305
Pre-opening location expenses	117,206	—	—	—	117,206
Selling, general and administrative expenses	732,887	542	1		733,430
Restructuring and other related costs	482,096	(117)	—	—	481,979
Impairment/(gain on sale) of goodwill, intangibles and other assets	629,126	—	—	—	629,126
Depreciation and amortization	535,157	—	—	—	535,157

Total expenses	4,847,777	425	1	—	4,848,203

Loss from operations	(2,995,415)	(425)	(1)	—	(2,995,841)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	—	(3,379,815)	(3,378,584)	6,758,399	—
Income (loss) from equity method and other investments	(19,414)	—	—	—	(19,414)
Interest expense	(339,134)	—	—	—	(339,134)
Interest income	14,597	—	—	—	14,597
Foreign currency gain (loss)	(140,784)	—	—	—	(140,784)
Gain from change in fair value of related party financial instruments	—	(343,360)	—	—	(343,360)

Total interest and other income (expense), net	(484,735)	(3,723,175)	(3,378,584)	6,758,399	(828,095)

Pre-tax loss	(3,480,150)	(3,723,600)	(3,378,585)	6,758,399	(3,823,936)
Income tax benefit (provision)	(3,801)	—	(1,230)	—	(5,031)

Net loss	(3,483,951)	(3,723,600)	(3,379,815)	6,758,399	(3,828,967)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	106,250	—	—	—	106,250
Noncontrolling interest — equity	(883)	—	—	—	(883)

Net loss attributable to Legacy WeWork	$(3,378,584)	$(3,723,600)	$(3,379,815)	$6,758,399	$(3,723,600)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 2020
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Revenue	$2,749,369	$—	$—	$—	$2,749,369

Expenses:
Location operating expenses	2,729,165	—	—	—	2,729,165
Pre-opening location expenses	226,660	—	—	—	226,660
Selling, general and administrative expenses	1,308,022	2,698	1,629	—	1,312,349
Restructuring and other related costs	155,180	—	—	—	155,180
Impairment/(gain on sale) of goodwill, intangibles and other assets	862,524	—	(52,940)	—	809,584
Depreciation and amortization	588,120	—	—	—	588,120

Total expenses	5,869,671	2,698	(51,311)	—	5,821,058

Loss from operations	(3,120,302)	(2,698)	51,311	—	(3,071,689)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	—	(2,792,121)	(2,843,432)	5,635,553	—
Income (loss) from equity method and other investments	(44,585)	—	—	—	(44,585)
Interest expense	(231,046)	—	—	—	(231,046)
Interest income	12,893	—	—	—	12,893
Foreign currency gain (loss)	(37,931)	(5)	—	—	(37,936)
Gain (loss) from change in fair value of related party financial instruments	—	805,863	—	—	805,863
Foreign currency gain (loss)	(77,336)	—	—	—	(77,336)

Total interest and other income (expense), net	(378,005)	(1,986,263)	(2,843,432)	5,635,553	427,853

Pre-tax loss	(3,498,307)	(1,988,961)	(2,792,121)	5,635,553	(2,643,836)
Income tax benefit (provision)	(21,701)	—	—	—	(21,701)

Net loss	(3,520,008)	(1,988,961)	(2,792,121)	5,635,553	(2,665,537)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	643,224	—	—	—	643,224
Noncontrolling interest — equity	33,352	—	—	—	33,352

Net loss attributable to Legacy WeWork	$(2,843,432)	$(1,988,961)	$(2,792,121)	$5,635,553	$(1,988,961)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 2021
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Cash Flows from Operating Activities:
Net loss	$(3,483,951)	$(3,723,600)	$(3,379,815)	$6,758,399	$(3,828,967)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	535,157	—	—	—	535,157
Impairment/(gain on sale) of goodwill, intangibles and other assets	629,126	—	—	—	629,126
Non-cash transaction with principal shareholder	428,289	—	—	—	428,289
Stock-based compensation expense	164,023	—	—	—	164,023
Issuance of stock for services rendered, net of forfeitures	(2,272)	—	—	—	(2,272)
Non-cash interest expense	157,787	—	—	—	157,787
Provision for allowance for doubtful accounts	20,033	—	—	—	20,033
Equity income (loss) from consolidated subsidiaries	—	3,379,815	3,378,584	(6,758,399)	—
(Income) loss from equity method and other investments	19,414	—	—	—	19,414
Distribution of income from equity method and other investments	3,210				3,210
Foreign currency (gain) loss	140,784	—	—	—	140,784
Change in fair value of financial instruments	—	343,360	—		343,360
Changes in operating assets and liabilities:
Operating lease right-of-use assets	1,161,406	—	—	—	1,161,406
Current and long-term lease obligations	(1,252,360)	—	—	—	(1,252,360)
Accounts receivable and accrued revenue	(10,624)	—	—	—	(10,624)
Other assets	(38,736)	—	1,230	—	(37,506)
Accounts payable and accrued expenses	43,530	(10,564)	(5)	—	32,961
Deferred revenue	(38,279)	—	—	—	(38,279)
Other liabilities	(9,216)	2,839	—	—	(6,377)
Deferred income taxes	1,720	—	—	—	1,720
Advances to/from consolidated subsidiaries	(7,232)	7,226	6	—	—

Net cash provided by (used in) operating activities	(1,538,191)	(924)	—	—	(1,539,115)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 2021
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Cash Flows from Investing Activities:
Purchases of property and equipment	(202,589)	—	—	—	(202,589)
Capitalized software	(29,433)	—	—	—	(29,433)
Change in security deposits with landlords	3,778	—	—	—	3,778
Proceeds from asset divestitures and sale of investments, net of cash divested	10,832	—		—	10,832
Contributions to investments	(26,704)	—	—	—	(26,704)

Net cash provided by (used in) investing activities	(244,116)	—	—	—	(244,116)
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases	(3,397)	—	—	—	(3,397)
Proceeds from unsecured related party debt	1,000,000	—	—	—	1,000,000
Proceeds from LC Debt Facility	698,705				698,705
Repayments of debt	(349,011)	—	—	—	(349,011)
Repayments of security deposit loan	(7,942)	—	—	—	(7,942)
Proceeds from exercise of stock options and warrants	1,104	1,313	—	—	2,417
Proceeds from issuance of noncontrolling interests	30,000	—	—	—	30,000
Payments for contingent consideration and holdback of acquisition proceeds	(2,523)	—	—	—	(2,523)
Proceeds relating to contingent consideration and holdbacks of disposition proceeds	12,177				12,177
Additions to members’ service retainers	330,358	—	—	—	330,358
Refunds of members’ service retainers	(291,828)	—	—	—	(291,828)

Net cash provided by (used in) financing activities	1,417,643	1,313	—	—	1,418,956
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(1,359)	—	—	—	(1,359)

Net increase (decrease) in cash, cash equivalents and restricted cash	(366,023)	389		—	(365,634)
Cash, cash equivalents and restricted cash—Beginning of period	854,149	4	—	—	854,153

Cash, cash equivalents and restricted cash—End of period	$488,126	$393	$—	$—	$488,519

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 2020
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Cash Flows from Operating Activities:
Net loss	(3,520,008)	$(1,988,961)	$(2,792,121)	$5,635,553	$(2,665,537)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	588,120	—	—	—	588,120
Impairment of property and equipment	3,541	—	—	—	3,541
Impairment/(gain on sale) of goodwill, intangibles and other assets	862,524	—	(52,940)	—	809,584
Loss on extinguishment of debt	77,336	—	—		77,336
Stock-based compensation expense	55,865	—	—	—	55,865
Cash paid to settle employee stock awards	(3,141)	—	—	—	(3,141)
Issuance of stock for services rendered	14,995	—	—	—	14,995
Non-cash interest expense	119,603	—	—	—	119,603
Provision for allowance for doubtful accounts	53,549	—	—	—	53,549
Equity income (loss) from consolidated subsidiaries	—	2,792,121	2,843,432	(5,635,553)	—
(Income) loss from equity method and other investments	44,585	—	—	—	44,585
Foreign currency (gain) loss	37,931	5	—	—	37,936
Change in fair value of financial instruments	—	(805,863)	—		(805,863)
Contingent consideration fair market value adjustment	(122)	—	—	—	(122)
Changes in operating assets and liabilities:
Operating lease right-of-use assets	646,995	—	—	—	646,995
Current and long-term lease obligations	724,205	—	—	—	724,205
Accounts receivable and accrued revenue	(46,425)	—	—	—	(46,425)
Other assets	(48,651)		—	—	(48,651)
Accounts payable and accrued expenses	(46,834)	(47,014)	1,620	—	(92,228)
Deferred revenue	61,489	—	—	—	61,489
Other liabilities	6,468	—	—	—	6,468
Advances to/from consolidated subsidiaries	(49,841)	49,832	9	—	—

Net cash provided by (used in) operating activities	(417,816)	120	—	—	(417,696)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,252,833)	—	—	—	(1,252,833)
Capitalized software	(18,538)	—	—	—	(18,538)
Change in security deposits with landlords	(3,094)	—	—	—	(3,094)
Proceeds from asset divestitures and sale of investments, net of cash divested	1,047,444	—	123,322	—	1,170,766
Sale/distribution of acquisitions among consolidated subsidiaries	123,322	—	(123,322)	—	—
Contributions to investments	(93,357)	—	—	—	(93,357)

Net cash provided by (used in) investing activities	(197,056)	—	—	—	(197,056)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 2020
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases	(2,959)	—	—	—	(2,959)
Proceeds from issuance of debt	34,309	—	—	—	34,309
Proceeds from unsecured related party debt	600,000	—	—	—	600,000
Repayments of debt	(813,140)	—	—	—	(813,140)
Debt and equity issuance costs	(11,578)	—	—	—	(11,578)
Proceeds from exercise of stock options and warrants	149	—	—	—	149
Proceeds from issuance of noncontrolling interests	100,628	—	—	—	100,628
Distribution to noncontrolling interests	(317,611)	—	—	—	(317,611)
Payments for contingent consideration and holdback of acquisition proceeds	(35,706)	—	—	—	(35,706)
Additions to members’ service retainers	305,432	—	—	—	305,432
Refunds of members’ service retainers	(455,530)	—	—	—	(455,530)

Net cash provided by (used in) financing activities	(596,006)	—	—	—	(596,006)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(4,301)	—	—	—	(4,301)

Net increase (decrease) in cash, cash equivalents and restricted cash	(1,215,179)	120	—	—	(1,215,059)
Cash, cash equivalents and restricted cash—Beginning of period	2,200,687	1	—	—	2,200,688

Cash, cash equivalents and restricted cash—End of period	$985,508	$121	$—	$—	$985,629

WEWORK INC.
SUPPLEMENTARY INFORMATION
CONSOLIDATING FINANCIAL STATEMENTS
DECEMBER 31, 2020
As a result of various legal reorganization transactions undertaken in July 2019 as discussed in Note 1 to the consolidated financial statements, The We Company became the holding company of our business, and the then-stockholders of WeWork Companies Inc. (our predecessor for financial reporting purposes) became the stockholders of The We Company. Effective on October 14, 2020, The We Company changed its legal name to WeWork Inc. WeWork Inc. holds an indirect general partner interest and indirect limited partner interests in The We Company Management Holdings L.P. (the “WeWork Partnership”). The WeWork Partnership owns 100% of the equity in WeWork Companies LLC. WeWork Inc., through the WeWork Partnership and WeWork Companies LLC, holds all the assets held by WeWork Companies Inc. prior to the legal entity reorganization and is subject to all the liabilities to which WeWork Companies Inc. was subject prior to the legal entity reorganization. Subsequent to the July 2019 legal entity reorganization, WeWork Companies LLC is the borrower under the Company’s credit facilities and the obligor on its Senior Notes, each of which is also guaranteed by WeWork Inc.
The following consolidating financial statements present the results of operations, financial position and cash flows of (i) WeWork Companies LLC and its consolidated subsidiaries, (ii) WeWork Inc. as a standalone legal entity, (iii) “Other Subsidiaries”, other than WeWork Companies LLC and its consolidated subsidiaries, which are direct or indirect owners of WeWork Companies LLC, including but not limited to The WeWork Partnership, presented on a combined basis and (iv) the eliminations necessary to arrive at the information for WeWork Inc. on a consolidated basis.
The legal entity reorganization was accounted for as a transfer among entities under common control and the assets and liabilities transferred are recorded based on historical cost and the consolidating financial statements including periods prior to the reorganization are presented as if the transfer occurred at the beginning of the periods presented. Investments in consolidated subsidiaries are presented under the equity method of accounting.
WeWork Inc. and the Other Subsidiaries are holding companies that conduct substantially all of their business operations through WeWork Companies LLC. As of December 31, 2020, based on the covenants and other restrictions of the credit agreement and the Senior Notes, WeWork Companies LLC is restricted in its ability to transfer funds by loans, advances or dividends to WeWork Inc. and as a result all of the net assets of WeWork Companies LLC are considered restricted net assets of WeWork Inc.
CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2020

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	WeWork Inc. (Standalone)	Other Subsidiaries (Combined)	Eliminations	WeWork Inc. Consolidated
Assets
Current assets:
Cash and cash equivalents	$800,531	$4	$—	$—	$800,535
Accounts receivable and accrued revenue, net	176,521	—	—	—	176,521
Other current assets	349,672	—	2,500	—	352,172

Total current assets	1,326,724	4	2,500	—	1,329,228
Investments in and advances to/(from) consolidated subsidiaries	(28,632)	436,385	405,255	(813,008)	—
Property and equipment, net	6,859,163	—	—	—	6,859,163
Lease right-of-use assets, net	15,107,880	—	—	—	15,107,880
Restricted cash	53,618	—	—	—	53,618
Equity method and other investments	214,940	—	—	—	214,940
Goodwill	679,351	—	—	—	679,351
Intangible assets, net	49,896	—	—	—	49,896
Other assets	1,062,258	—	—	—	1,062,258

Total assets	$25,325,198	$436,389	$407,755	$(813,008)	$25,356,334

Liabilities
Current liabilities:
Accounts payable and accrued expenses	$698,241	$25,168	$2	$—	$723,411
Members’ service retainers	358,566	—	—	—	358,566
Deferred revenue	176,004	—	—	—	176,004
Current lease obligations	847,531	—	—	—	847,531
Other current liabilities	83,755	—	—	—	83,755

Total current liabilities	2,164,097	25,168	2	—	2,189,267
Long-term lease obligations	20,263,606	—	—	—	20,263,606
Unsecured related party debt	1,200,000	—	—	—	1,200,000
Convertible related party liabilities, net	—	418,908	—	—	418,908
Long-term debt, net	688,356	—	—	—	688,356
Other liabilities	221,780	—	—	—	221,780

Total liabilities	24,537,839	444,076	2	—	24,981,917
Convertible preferred stock	—	7,666,098	—	—	7,666,098
Redeemable noncontrolling interests	380,242	—	—	—	380,242
Equity
Total WeWork Inc. shareholders’ equity (deficit)	405,255	(7,673,785)	407,753	(813,008)	(7,673,785)
Noncontrolling interests	1,862	—	—	—	1,862

Total equity (deficit)	407,117	(7,673,785)	407,753	(813,008)	(7,671,923)

Total liabilities and equity	$25,325,198	$436,389	$407,755	$(813,008)	$25,356,334

CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2019

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	WeWork Inc. (Standalone)	Other Subsidiaries (Combined)	Eliminations	WeWork Inc. Consolidated
Assets
Current assets:
Cash and cash equivalents	$1,340,139	$1	$—	$—	$1,340,140
Accounts receivable and accrued revenue	230,239	—	—	—	230,239
Lease incentives receivable	—	—	—	—	—
Due from related parties	—	—	—	—	—
Assets held for sale	134,958	—	—	—	134,958
Other current assets	422,938	—	—	—	422,938

Total current assets	2,128,274	1	—	—	2,128,275
Investments in and advances to/(from) consolidated subsidiaries	(89,515)	4,141,631	4,052,116	(8,104,232)	—
Property and equipment, net	8,399,541	—	—	—	8,399,541
Lease right-of-use assets, net	17,496,004	—	—	—	17,496,004
Restricted cash	856,255	—	—	—	856,255
Deferred lease acquisition costs, net	—	—	—	—	—
Equity method and other investments	203,719	—	—	—	203,719
Goodwill	698,416	—	—	—	698,416
Intangible assets, net	79,865	—	—	—	79,865
Other assets	1,286,180	(441)	—	—	1,285,739

Total assets	$31,058,739	$4,141,191	$4,052,116	$(8,104,232)	$31,147,814

Liabilities
Current liabilities:
Accounts payable and accrued expenses	$1,281,677	$90,000	$—	$—	$1,371,677
Members’ service retainers	605,574	—	—	—	605,574
Deferred revenue	180,390	—	—	—	180,390
Current lease obligations	685,629	—	—	—	685,629
Liabilities held for sale	25,442	—	—	—	25,442
Other current liabilities	95,411	123,409	—	—	218,820

Total current liabilities	2,874,123	213,409	—	—	3,087,532
Long-term lease obligations	21,251,163	—	—	—	21,251,163
Convertible related party liabilities, net	—	2,151,075	—	—	2,151,075
Long-term debt, net	1,389,431	—	—	—	1,389,431
Other liabilities	137,641	—	—	—	137,641

Total liabilities	25,652,358	2,364,484	—	—	28,016,842
Convertible preferred stock	—	6,473,604	—	—	6,473,604
Redeemable noncontrolling interests	1,032,080	—	—	—	1,032,080
Equity
Total WeWork Inc. shareholders’ equity (deficit)	4,052,116	(4,696,897)	4,052,116	(8,104,232)	(4,696,897)
Noncontrolling interests	322,185	—	—	—	322,185

Total equity (deficit)	4,374,301	(4,696,897)	4,052,116	(8,104,232)	(4,374,712)

Total liabilities and equity	$31,058,739	$4,141,191	$4,052,116	$(8,104,232)	$31,147,814

CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2020

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	WeWork Inc. (Standalone)	Other Subsidiaries (Combined)	Eliminations	WeWork Inc. Consolidated
Revenue	$3,415,865	$—	$—	$—	$3,415,865

Expenses:
Location operating expenses	3,542,918	—	—	—	3,542,918
Pre-opening location expenses	273,049	—	—	—	273,049
Selling, general and administrative expenses	1,604,311	330	28	—	1,604,669
Restructuring and other related costs	206,703	—	—	—	206,703
Impairment/(gain on sale) of goodwill, intangibles and other assets	1,409,234	—	(53,313)	—	1,355,921
Depreciation and amortization	779,368	—	—	—	779,368

Total expenses	7,815,583	330	(53,285)	—	7,762,628

Loss from operations	(4,399,718)	(330)	53,285	—	(4,346,763)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	—	(3,949,108)	(4,002,393)	7,951,501	—
Income (loss) from equity method and other investments	(44,788)	—	—	—	(44,788)
Interest expense	(331,217)	—	—	—	(331,217)
Interest income	16,910	—	—	—	16,910
Foreign currency gain (loss)	149,204	(8)	—	—	149,196
Gain from change in fair value of related party financial instruments	—	819,647	—	—	819,647
Loss on extinguishment of debt	(77,336)	—	—	—	(77,336)

Total interest and other income (expense), net	(287,227)	(3,129,469)	(4,002,393)	7,951,501	532,412

Pre-tax loss	(4,686,945)	(3,129,799)	(3,949,108)	7,951,501	(3,814,351)
Income tax benefit (provision)	(19,947)	441	—	—	(19,506)

Net loss	(4,706,892)	(3,129,358)	(3,949,108)	7,951,501	(3,833,857)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	675,631	—	—	—	675,631
Noncontrolling interest — equity	28,868	—	—	—	28,868

Net loss attributable to WeWork Inc.	$(4,002,393)	$(3,129,358)	$(3,949,108)	$7,951,501	$(3,129,358)

CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2019

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	WeWork Inc. (Standalone)	Other Subsidiaries (Combined)	Eliminations	WeWork Inc. Consolidated
Revenue	$3,458,592	$—	$—	$—	$3,458,592

Expenses:
Location operating expenses	2,758,318	—	—	—	2,758,318
Pre-opening location expenses	571,968	—	—	—	571,968
Selling, general and administrative expense	2,793,178	485			2,793,663
Restructuring and other related costs	329,221		—	—	329,221
Impairment/(gain on sale) of goodwill, intangibles and other assets	335,006	—	—	—	335,006
Depreciation and amortization	589,914	—	—	—	589,914

Total expenses	7,377,605	485	—	—	7,378,090

Loss from operations	(3,919,013)	(485)	—	—	(3,919,498)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	—	(3,046,346)	(3,046,346)	6,092,692	—
Income (loss) from equity method and other investments	(32,206)	—	—	—	(32,206)
Interest expense	(99,587)	—	—	—	(99,587)
Interest income	53,244	—	—	—	53,244
Foreign currency gain (loss)	29,652	—	—	—	29,652
Gain (loss) from change in fair value of related party financial instruments	456,611	(217,466)	—	—	239,145

Total interest and other income (expense), net	407,714	(3,263,812)	(3,046,346)	6,092,692	190,248

Pre-tax loss	(3,511,299)	(3,264,297)	(3,046,346)	6,092,692	(3,729,250)
Income tax benefit (provision)	(45,196)	(441)	—	—	(45,637)

Net loss	(3,556,495)	(3,264,738)	(3,046,346)	6,092,692	(3,774,887)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	493,047	—	—	—	493,047
Noncontrolling interest — equity	17,102	—	—	—	17,102

Net loss attributable to WeWork Inc.	$(3,046,346)	$(3,264,738)	$(3,046,346)	$6,092,692	$(3,264,738)

CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED
DECEMBER 31, 2020

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	WeWork Inc. (Standalone)	Other Subsidiaries (Combined)	Eliminations	WeWork Inc. Consolidated
Cash Flows from Operating Activities:
Net loss	(4,706,892)	$(3,129,358)	$(3,949,108)	$7,951,501	$(3,833,857)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	779,368	—	—	—	779,368
Impairment of property and equipment	3,066	—	—	—	3,066
Impairment/(gain on sale) of goodwill, intangibles and other assets	1,409,234	—	(53,313)	—	1,355,921
Loss on extinguishment of debt	77,336	—	—		77,336
Stock-based compensation expense	62,776	—	—	—	62,776
Cash paid to settle employee stock awards	(3,141)	—	—	—	(3,141)
Issuance of stock for services rendered	7,893	—	—	—	7,893
Non-cash interest expense	172,112	—	—	—	172,112
Provision for allowance for doubtful accounts	67,482	—	—	—	67,482
Equity income (loss) from consolidated subsidiaries	—	3,949,108	4,002,393	(7,951,501)	—
(Income) loss from equity method and other investments	44,788	—	—	—	44,788
Distribution of income from equity method and other investments	4,191				4,191
Foreign currency (gain) loss	(149,204)	8	—	—	(149,196)
Change in fair value of financial instruments	—	(819,647)	—		(819,647)
Contingent consideration fair market value adjustment	(122)	—	—	—	(122)
Changes in operating assets and liabilities:
Operating lease right-of-use assets	1,024,709	—	—	—	1,024,709
Current and long-term lease obligations	502,025	—	—	—	502,025
Accounts receivable and accrued revenue	(32,749)	—	—	—	(32,749)
Other assets	(28,148)	—	—	—	(28,148)
Accounts payable and accrued expenses	(99,360)	(64,832)	2	—	(164,190)
Deferred revenue	32,803	—	—	—	32,803
Other liabilities	39,731	—	—	—	39,731
Deferred income taxes	282	(441)	—	—	(159)
Advances to/from consolidated subsidiaries	(65,191)	65,165	26	—	—

Net cash provided by (used in) operating activities	(857,011)	3	—	—	(857,008)

CONSOLIDATING STATEMENT OF CASH FLOWS(continued)
FOR THE YEAR ENDED
DECEMBER 31, 2020

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	WeWork Inc. (Standalone)	Other Subsidiaries (Combined)	Eliminations	WeWork Inc. Consolidated
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,441,232)	—	—	—	(1,441,232)
Capitalized software	(22,614)	—	—	—	(22,614)
Sale of software license	—	—	—	—	—
Change in security deposits with landlords	526	—	—	—	526
Proceeds from asset divestitures and sale of investments, net of cash divested	1,047,321	—	125,539	—	1,172,860
Sale/distribution of acquisitions among consolidated subsidiaries	125,539	—	(125,539)	—	—
Contributions to investments	(99,146)	—	—	—	(99,146)
Deconsolidation of cash of ChinaCo, net of cash received	(54,481)				(54,481)

Net cash provided by (used in) investing activities	(444,087)	—	—	—	(444,087)
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases	(4,021)	—	—	—	(4,021)
Proceeds from issuance of debt	34,309	—	—	—	34,309
Proceeds from unsecured related party debt	1,200,000	—	—	—	1,200,000
Repayments of debt	(813,140)	—	—	—	(813,140)
Debt and equity issuance costs	(12,039)	—	—	—	(12,039)
Proceeds from exercise of stock options and warrants	212	—	—	—	212
Proceeds from issuance of noncontrolling interests	100,628	—	—	—	100,628
Distributions to noncontrolling interests	(319,860)	—	—	—	(319,860)
Payments for contingent consideration and holdback of acquisition proceeds	(39,701)	—	—	—	(39,701)
Proceeds relating to contingent consideration and holdbacks of disposition proceeds	613				613
Additions to members’ service retainers	382,184	—	—	—	382,184
Refunds of members’ service retainers	(575,999)	—	—	—	(575,999)

Net cash provided by (used in) financing activities	(46,814)	—	—	—	(46,814)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	1,374	—	—	—	1,374

Net increase (decrease) in cash, cash equivalents and restricted cash	(1,346,538)	3	—	—	(1,346,535)
Cash, cash equivalents and restricted cash — Beginning of period	2,200,687	1	—	—	2,200,688

Cash, cash equivalents and restricted cash — End of period	$854,149	$4	$—	$—	$854,153

CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED
DECEMBER 31, 2019

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	WeWork Inc. (Standalone)	Other Subsidiaries (Combined)	Eliminations	WeWork Inc. Consolidated
Cash Flows from Operating Activities:
Net loss	$(3,556,495)	$(3,264,738)	$(3,046,346)	$6,092,692	$(3,774,887)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	589,914	—	—	—	589,914
Impairment of property and equipment	63,128	—	—	—	63,128
Impairment/(gain on sale) of goodwill, intangibles and other assets	335,006	—	—	—	335,006
Non-cash transaction with principal shareholder	185,000	—	—	—	185,000
Stock-based compensation expense	358,969	—	—	—	358,969
Issuance of common stock for services rendered	20,367	—	—	—	20,367
Noncash interest expense	14,917	—	—	—	14,917
Provision for allowance for doubtful accounts	22,221	—	—	—	22,221
Equity income (loss) from consolidated subsidiaries	—	3,046,346	3,046,346	(6,092,692)	—
(Income) loss from equity method and other investments	32,206	—	—	—	32,206
Foreign currency (gain) loss	(30,915)	—	—	—	(30,915)
Change in fair value of financial instruments	(456,611)	217,466	—		(239,145)
Contingent consideration fair market value adjustment	(60,667)	—	—	—	(60,667)
Changes in operating assets and liabilities:
Operating lease right-of-use assets	(5,850,744)	—	—	—	(5,850,744)
Current and long-term lease obligations	7,672,358	—	—	—	7,672,358
Accounts receivable and accrued revenue	(175,262)	—	—	—	(175,262)
Other assets	(126,870)		—	—	(126,870)
Accounts payable and accrued expenses	300,609	90,000	—	—	390,609
Deferred revenue	90,445	—	—	—	90,445
Other liabilities	(84,569)	123,409	—	—	38,840
Deferred income taxes	(4,175)	441	—	—	(3,734)
Advances to/from consolidated subsidiaries	212,923	(212,923)	—	—	—

Net cash used in operating activities	(448,245)	1	—	—	(448,244)

Cash Flows from Investing Activities:
Purchases of property and equipment	(3,488,086)	—	—	—	(3,488,086)
Capitalized software	(40,735)	—	—	—	(40,735)
Change in security deposits with landlords	(140,071)	—	—	—	(140,071)
Proceeds from asset divestitures and sale of investments	16,599	—	—	—	16,599
Contributions to investments	(80,674)	—	—	—	(80,674)
Loans to employees and related parties	(5,580)	—	—	—	(5,580)
Cash used for acquisitions, net of cash acquired	(992,980)	(43,993)	—	—	(1,036,973)
Sale of acquisitions to consolidated subsidiaries	(43,993)	43,993	—	—	—

Net cash used in investing activities	(4,775,520)	—	—	—	(4,775,520)

CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED
DECEMBER 31, 2019

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	WeWork Inc. (Standalone)	Other Subsidiaries (Combined)	Eliminations	WeWork Inc. Consolidated
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases	(3,590)	—	—	—	(3,590)
Proceeds from issuance of debt	662,395	—	—	—	662,395
Proceeds from issuance of convertible related party liabilities	2,500,000	1,500,000	—	—	4,000,000
Advances to/from consolidated subsidiaries	1,500,000	(1,500,000)	—	—	—
Repayments of debt	(3,088)	—	—	—	(3,088)
Bond repurchase	(32,352)	—	—	—	(32,352)
Debt and equity issuance costs	(71,075)	—	—	—	(71,075)
Proceeds from exercise of stock options and warrants	38,823	—	—	—	38,823
Proceeds from issuance of noncontrolling interests	538,934	—	—	—	538,934
Distributions to noncontrolling interests	(40,000)	—	—	—	(40,000)
Payments for contingent consideration and holdback of acquisition proceeds	(38,280)	—	—	—	(38,280)
Additions to members’ service retainers	703,265	—	—	—	703,265
Refunds of members’ service retainers	(497,761)	—	—	—	(497,761)

Net cash provided by financing activities	5,257,271	—	—	—	5,257,271
Effects of exchange rate changes on cash, cash equivalents and restricted cash	3,239	—	—	—	3,239

Net increase (decrease) in cash, cash equivalents and restricted cash	36,745	1	—	—	36,746
Cash, cash equivalents and restricted cash — Beginning of period	2,163,942	—	—	—	2,163,942

Cash, cash equivalents and restricted cash — End of period	$2,200,687	$1	$—	$—	$2,200,688